Transactions with Parties-in-Interest (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 144,188,868	$ 128,354,635
Total contributions	12,210,757	11,452,806
Total Additions	30,938,820	$ 27,261,375
EBP, Participant-Directed
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total contributions	365,166
Total Additions	375,072
Withdrawals, transfers, fees and forfeitures	$ 1,096,487
S&T Bancorp, Inc. common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares	354,390	361,784
Total investments	$ 13,945,243	$ 13,827,385
Dividends	$ 474,000	$ 487,000